As filed with the Securities and Exchange Commission on July 17, 2017
================================================================================
                                          1933 Act Registration No. 333-176976
                                           1940 Act Registration No. 811-22245


                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 75                                            [X]
                                    and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 76                                                           [X]


                     FIRST TRUST EXCHANGE-TRADED FUND III
              (Exact name of registrant as specified in charter)
                      120 East Liberty Drive, Suite 400
                           Wheaton, Illinois 60187
             (Address of Principal Executive Offices) (Zip Code)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                      W. Scott Jardine, Esq., Secretary
                     First Trust Exchange-Traded Fund III
                          First Trust Advisors L.P.
                      120 East Liberty Drive, Suite 400
                           Wheaton, Illinois 60187
                   (Name and Address of Agent for Service)

                                   Copy to:
                              Eric F. Fess, Esq.
                            Chapman and Cutler LLP
                            111 West Monroe Street
                           Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 31, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 75



      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 67, as it relates to First Trust Institutional Preferred Securities and Income ETF, a series of the Registrant, until July 31, 2017. Parts A, B and C of the Registrant's Post-Effective Amendment No. 67 under the Securities Act of 1933 as it relates to First Trust Institutional Preferred Securities and Income ETF, a series of the Registrant, filed on May 4, 2017, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 17th day of July, 2017.


                                       FIRST TRUST EXCHANGE-TRADED FUND III

                                       By: /s/ James M. Dykas
                                           ------------------------------------
                                           James M. Dykas, President and Chief
                                           Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                      DATE

                            President and Chief        July 17, 2017
/s/ James M. Dykas          Executive Officer
-------------------------
    James M. Dykas
                            Treasurer, Chief           July 17, 2017
                            Financial Officer and
/s/ Donald P. Swade         Chief Accounting Officer
-------------------------
    Donald P. Swade

                                           )
James A. Bowen*             Trustee        )
                                           )
                                           )
Richard E. Erickson*        Trustee        )
                                           )       BY: /s/ W. Scott Jardine
                                           )           --------------------
Thomas R. Kadlec*           Trustee        )           W. Scott Jardine
                                           )           Attorney-In-Fact
                                           )           July 17, 2017
Robert F. Keith*            Trustee        )
                                           )
                                           )
Niel B. Nielson *           Trustee        )
                                           )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.